Employee Benefit Plans - 401(k) Employee Savings Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EchoStar 401(k) Plan
Employee benefit plans
Contribution limit per employee, as a percentage of eligible compensation	75.00%
Employer matching contribution as a percentage of voluntary employee contributions under 401(k) plan	50.00%
Percentage of eligible compensation, matched 50% by employer	6.00%
Percentage of eligible compensation, matched 100% by employer	3.00%
Employer maximum annual contribution per employee under 401(k) plan	$ 7,500
Vesting percentage of matching contributions to eligible employees per year	20.00%
Vesting percentage of matching contributions to eligible employees after specified period of service	100.00%
Eligibility for employer matching contributions, period of service	5 years
Matching contributions, net of forfeitures, made by the company during the year	$ 4,400,000	$ 4,000,000	$ 3,300,000
Discretionary contributions, net of forfeitures, under the 401(k) Plan	$ 5,600,000	$ 5,200,000	$ 5,000,000
Roth 401(k) Plan
Employee benefit plans
Contribution limit per employee, as a percentage of eligible compensation	75.00%